OTHER DISCLOSURES	12 Months Ended
Dec. 31, 2019
OTHER DISCLOSURES
OTHER DISCLOSURES

SECTION 5—OTHER DISCLOSURES

5.1—Remuneration of the Board of Directors and Executive Management

The total remuneration of the Board of Directors and Executive Management is as follows:

(DKK million)	2019	2018	2017
Wages and salaries	42	34	39
Share-based compensation expenses	38	32	28
Defined contribution plans	1	1	1
Total	81	67	68

The remuneration packages for the Board of Directors and Executive Management are described below in further detail. The remuneration packages are denominated in DKK, EUR, or USD. The Compensation Committee performs an annual review of the remuneration packages. All incentive and variable remuneration shall be considered and adopted at the company’s annual general meeting.

In accordance with Genmab’s accounting policies, described in note 2.3, share-based compensation is included in the income statement and reported in the remuneration tables in this note. Such share-based compensation expense represents a calculated fair value of instruments granted and does not represent actual cash compensation received by the board members or executives. Please refer to note 4.6 for additional information regarding Genmab’s share-based compensation programs.

Remuneration to the Board of Directors

Annual board base fee and fees for committee work

Purpose and link to strategy: Ensure Genmab can attract qualified individuals to the Board of Directors.

Opportunity: Basic board fee of DKK 400,000—Deputy Chairman receives double and Chairman receives triple; Audit and Finance Committee membership basic fee of DKK 100,000 with Chairman receiving fee of DKK 150,000 plus a fee per meeting of DKK 10,000; Compensation Committee membership basic fee of DKK 80,000 with Chairman receiving fee of DKK 120,000 plus a fee per meeting of DKK 10,000; Nominating and Corporate Governance Committee membership basic fee of DKK 70,000 with Chairman receiving fee of DKK 100,000 plus a fee per meeting of DKK 10,000; and Scientific Committee membership basic fee of DKK 100,000 with Chairman receiving fee of DKK 130,000 plus a fee per meeting of DKK 10,000.

Changes compared to 2018 and 2017: None.

Share-Based Compensation

Purpose and link to strategy: Share-based instruments constitute a common part of the remuneration paid to members of the Board of Directors in competing international biotech and biopharmaceutical companies. The use of share-based instruments enables Genmab to remain competitive in the international market and to be able to attract and retain qualified members of the Board of Directors on a continuous basis.

Performance metrics: To ensure the Board of Directors’ independence and supervisory function, vesting of restricted stock units (RSUs) granted to members of the Board of Directors shall not be subject to fulfilment of forward-looking performance criteria.

Opportunity: A new member of the Board of Directors may be granted RSUs upon election corresponding to a value (at the time of grant) of up to four (4) times the fixed annual base fee.

In addition the members of the Board of Directors may be granted RSUs corresponding to a value (at the time of grant) of up to one (1) times the fixed annual base fee, for the Chairman the value shall be of up to two (2) times the fixed annual base fee and for the Deputy Chairman the value shall be of up to one point five (1.5) times the fixed annual base fee on an annual basis.

The share-based compensation expense for 2019 of DKK 5 million shown below includes the amortization of the non-cash share- based compensation expense relating to warrants granted before 2014 and RSUs granted over several periods. Following an amendment of the guidelines for incentive-based remuneration of the Board of Directors and Executive Management by the general meeting in 2014, share-based compensation granted to board members may only be in the form of RSUs. Please refer to note 4.6 for additional information regarding the ‘‘Number of RSUs held’’ and ‘‘Number of warrants held’’ overviews.

Changes compared to 2018 and 2017: None.

			Shared-based				Shared-based				Shared-based
	Base board	Committee	compensation		Base	Committee	compensation		Base	Committee	compensation
(DKK million)	fee	fees	expenses	2019	board fee	fees	expenses	2018	board fee	fees	expenses	2017
Mats Pettersson	1.2	0.2	0.8	2.2	1.2	0.3	0.9	2.4	1.2	0.3	1.0	2.5
Anders Gersel Pedersen	0.4	0.4	0.6	1.4	0.5	0.3	0.6	1.4	0.8	0.3	0.7	1.8
Pernille Erenbjerg	0.4	0.3	0.4	1.1	0.4	0.3	0.5	1.2	0.4	0.3	0.7	1.4
Paolo Paoletti	0.4	0.3	0.4	1.1	0.4	0.2	0.5	1.1	0.4	0.1	0.7	1.2
Rolf Hoffmann	0.4	0.3	0.8	1.5	0.4	0.3	0.7	1.4	0.3	0.2	0.4	0.9
Deirdre P. Connelly	0.8	0.5	0.9	2.2	0.7	0.3	0.7	1.7	0.3	0.2	0.4	0.9
Peter Storm Kristensen*	0.4	—	0.4	0.8	0.4	—	0.3	0.7	0.4	—	0.2	0.6
Rick Hibbert**	0.1	—	0.4	0.5	0.4	—	0.3	0.7	0.4	—	0.2	0.6
Daniel J. Bruno*	0.4	—	0.4	0.8	0.4	—	0.3	0.7	0.4	—	0.2	0.6
Mijke Zachariasse*	0.3	—	—	0.3	—	—	—	—	—	—	—	—
Burton G. Malkiel***	—	—	—	—	—	—	—	—	0.1	—	0.9	1.0
Total	4.8	2.0	5.1	11.9	4.8	1.7	4.8	11.3	4.7	1.4	5.4	11.5

*Employee elected board member

** Stepped down from the Board of Directors at the Annual General Meeting in March 2019

*** Stepped down from the Board of Directors at the Annual General Meeting in March 2017

Remuneration to the Executive Management

Base Salary

Purpose and link to strategy: Reflect the individual’s skills and experience, role and responsibilities.

Performance metrics: Any increase based both on individual and company performance as well as benchmark analysis.

Opportunity: Fixed.

Changes compared to 2018 and 2017: Effective, January 1, 2019, base salary increased by 3% for the CEO, CFO, and 10% for the CDO in local currency, compared to 3% for the CEO and 3% for CFO, effective January 1, 2018 and 2017 and 3% for the CDO effective July 1, 2018 and 2017.

Pension and other benefits

Purpose and link to strategy: Provide a framework to save for retirement; provide customary benefits including car and telephone allowance; provide sign-on bonus for new Executive Management; and provide tax equalization payment for executive management.

Performance metrics: None

Opportunity: With respect to providing a framework to save for retirement, executive management is given a fixed amount or percentage of base salary. With respect to providing a sign-on bonus for new Executive Management, a new member of the Executive Management may receive a sign-on payment upon engagement subject to certain claw-back provisions. With respect to providing tax equalization payment for Executive Management, the CEO received €0.5 million and CFO received $0.1 million payments for tax equalization for the higher tax rate in Denmark versus their resident countries of the Netherlands and the United States.

Changes compared to 2018 and 2017: CEO received a tax equalization payment in 2019

Annual Cash Bonus

Purpose and link to strategy: Incentivize executives to achieve key objectives on an annual basis

Performance metrics: Achievement of predetermined and well-defined annual milestones

Opportunity: Maximum 60% to 100% of annual gross salaries dependent on their position.

Extraordinary bonuses are awarded up to a maximum up to 15% of their annual gross salaries, based on the occurrence of certain special events or achievements. In 2019, the current Executive Management team received a total cash bonus of DKK 15 million (2018: DKK 11 million).

Changes compared to 2018 and 2017: None.

Share-Based Compensation

Purpose and link to strategy: Incentivize executives over the longer term aligned to strategy and creation of shareholder value.

Performance metrics: Linked to Genmab’s financial and strategic priorities as an incentive to increase the future value of the company but also in recognition of past contributions and accomplishments.

Opportunity: As a main rule, the members of the executive management may on an annual basis be granted share-based instruments corresponding to a value (at the time of grant) of up to two (2) times the member’s annual base salary, calculated before any pension contribution and bonus payment, in the year of grant. However, in exceptional cases, international, and in particular US based, members of the executive management, may on an annual basis be granted share-based instruments corresponding to a value (at the time of grant) of up to four (4) times the member’s annual base salary, calculated before any pension contribution and bonus payment, in the year of grant.

Notwithstanding the above, in no event may the value (at the time of grant) of share-based instruments granted to a member of the executive management on an annual basis exceed DKK 25 million. Annual grant of share-based instruments to members of the executive management is used primarily as an incentive to increase the future value of the company but also in recognition of past contributions and accomplishments.

Furthermore, a new member of the executive management may be granted share-based instruments upon engagement or promotion. The share-based instruments granted to the members of the executive management may be in the form of restricted stock units or a combination of restricted stock units and warrants (options to subscribe for shares in the company). If members of the executive management are granted a combination of restricted stock units and warrants, the proportional value of the warrants may not exceed 25% of the total value (at the time of grant). Vesting of restricted stock units and warrants granted to members of the executive management may be subject to fulfilment of forward-looking performance criteria as determined by the board of directors.

The share-based compensation expense for 2019 of DKK 33 million shown below includes the amortization of the non-cash share-based compensation expense relating to warrants & RSUs granted over several periods. In 2019, 25,793 RSUs were granted to the Executive Management, with a total fair value of DKK 42 million (2018: 50,464 warrants and 18,020 RSUs, with a fair value of DKK 37 million). Please refer to note 4.6 for additional information regarding the ‘‘Number of RSUs held’’ and ‘‘Number of warrants held’’ overviews.

Changes compared to 2018 and 2017: Two changes related to Executive Management’s shared-based compensation in 2019 compared to 2018: (1) the members of the executive management may on an annual basis be granted share-based instruments corresponding to a value (at the time of grant) of up to four times the member’s annual base salary (2018: two times the member’s annual salary), and (2) the proportional value of the warrants may not exceed 25% of the total value at the time of grant (2018: 50%). None in 2017.

Shareholding requirement for members of Executive Management

Purpose and link to strategy: Incentivize executives over the longer term aligned to strategy and creation of shareholder value

Performance metrics: None.

Opportunity: Each member of the Executive Management shall be required to hold a number of Genmab A/S shares corresponding to the value of such member’s annual base salary:

•	The number of shares shall be fixed at commencement of the employment as, or promotion to, member of the Executive Management
•	May be built up over a five (5) year period from the date of employment or promotion
•	For current members of the Executive Management, the number of shares is finally fixed at the date of adoption of these Remuneration Principles (April 10, 2018)
•	The Board of Directors may diverge from this shareholding requirement

The Company shall be entitled to reclaim in full or in part variable components of remuneration paid to the member of the Executive Management on the basis of data, which proved to be misstated.

Warrants granted to the members of the Executive Management will be subject to an additional two (2) year lock-in period upon vesting.

Changes compared to 2018 and 2017: New requirement starting in 2018.

	2019
		Defined			Share-Based
		Contribution	Other	Annual Cash	compensation
(DKK million)	Base Salary	Plans	Benefits	Bonus	expenses	Total
Jan van de Winkel	7.3	1.0	3.6	8.4	14.9	35.2
David A. Eatwell	4.3	0.1	0.9	3.2	8.0	16.5
Judith Klimovsky	4.1	0.1	—	3.1	9.7	17.0
Total	15.7	1.2	4.5	14.7	32.6	68.7

	2018
		Defined			Share-Based
		Contribution	Other	Annual Cash	compensation
(DKK million)	Base Salary	Plans	Benefits	Bonus	expenses	Total
Jan van de Winkel	7.1	1.2	0.2	6.4	13.4	28.3
David A. Eatwell	3.9	0.2	1.4	2.1	8.1	15.7
Judith Klimovsky	3.6	0.1	0.2	2.1	5.9	11.9
Total	14.6	1.5	1.8	10.6	27.4	55.9

	2017
		Defined			Share-Based
		Contribution	Other	Annual Cash	compensation
(DKK million)	Base Salary	Plans	Benefits	Bonus	expenses	Total
Jan van de Winkel	6.9	1.1	0.2	6.2	12.6	27.0
David A. Eatwell	4.0	0.2	1.0	2.1	7.9	15.2
Judith Klimovsky	3.1	0.1	6.6	1.9	2.2	13.9
Total	14.0	1.4	7.8	10.2	22.7	56.1

Please refer to the section “Senior Management” in the Management section for additional information regarding the Executive Management

Severance Payments:

In the event Genmab terminates the service agreements with each member of the Executive Management team without cause, Genmab is obliged to pay the Executive Officer his existing salary for one or two years after the end of the one year notice period. However, in the event of termination by Genmab (unless for cause) or by a member of Executive Management as a result of a change of control of Genmab, Genmab is obliged to pay a member of the Executive Management a compensation equal to his/her existing total salary (including benefits) for up to two years in addition to the notice period. It furthermore follows from Genmab’s warrant and RSU programs, that in certain “good leaver” situations outstanding warrants and RSUs awarded under these programs will continue to vest which could potentially make the termination payments exceed two years of remuneration. In case of the termination of the service agreements of the Executive Management without cause, the total impact on our financial position is estimated to approximately DKK 46 million as of December 31, 2019, compared to DKK 42 million in 2018 and DKK 40 million in 2017. Please refer to note 5.5 for additional information regarding the potential impact in the event of change of control of Genmab.

Number of Ordinary Shares Owned and Share-Based Instruments Held

	December 31,				December 31,	Market value
Number of ordinary shares owned	2018	Acquired	Sold	Transfers	2019	(DKK million)*
Board of Directors
Mats Pettersson	24,800	7,207	—	—	32,007	47.4
Anders Gersel Pedersen	8,000	718	—	—	8,718	12.9
Pernille Erenbjerg	2,700	478	—	—	3,178	4.7
Paolo Paoletti	3,337	478	(478)	—	3,337	4.9
Rolf Hoffmann	1,050	—	—	—	1,050	1.6
Deirdre P. Connelly	2,200	—	—	—	2,200	3.3
Peter Storm Kristensen	—	500	(300)	—	200	0.3
Rick Hibbert**	—	—	—	—	—	—
Mijke Zachariasse	—	—	—	—	—	—
Daniel J. Bruno	—	—	—	—	—	—
	42,087	9,381	(778)	—	50,690	75.1
Executive Management
Jan van de Winkel	662,400	6,084	—	—	668,484	990.4
David A. Eatwell	30,825	49,436	—	—	80,261	118.9
Judith Klimovsky	—	—	—	—	—	—

	693,225	55,520	—	—	748,745	1,109.3
Total	735,312	64,901	(778)	—	799,435	1,184.4

*Market value is based on the closing price of the parent company's shares on the NASDAQ Copenhagen A/S at the balance sheet date or the last trading day prior to the balance sheet date.

** Stepped down from the Board of Directors at the Annual General Meeting in March 2019.

	December 31,				December 31,	Market value
Number of ordinary shares owned	2017	Acquired	Sold	Transfers	2018	(DKK million)*
Board of Directors
Mats Pettersson	10,000	14,800	—	—	24,800	26.5
Anders Gersel Pedersen	7,000	5,475	(4,475)	—	8,000	8.5
Pernille Erenbjerg	—	2,700	—	—	2,700	2.9
Paolo Paoletti	637	2,700	—	—	3,337	3.6
Rolf Hoffmann	1,050	—	—	—	1,050	1.1
Deirdre P. Connelly	—	2,200	—	—	2,200	2.3
Peter Storm Kristensen	—	—	—	—	—	—
Rick Hibbert	—	—	—	—	—	—
Daniel J. Bruno	—	—	—	—	—	—
	18,687	27,875	(4,475)	—	42,087	44.9
Executive Management
Jan van de Winkel	640,000	22,400	—	—	662,400	707.1
David A. Eatwell	17,500	13,325	—	—	30,825	32.9
Judith Klimovsky	—	—	—	—	—	—

	657,500	35,725	—	—	693,225	740.0
Total	676,187	63,600	(4,475)	—	735,312	784.9

*Market value is based on the closing price of the parent company's shares on the NASDAQ Copenhagen A/S at the balance sheet date or the last trading day prior to the balance sheet date.

	December 31,				December 31,	Market value
Number of ordinary shares owned	2016	Acquired	Sold	Transfers	2017	(DKK million)*
Board of Directors
Mats Pettersson	10,000	—	—	—	10,000	10.3
Anders Gersel Pedersen	7,000	—	—	—	7,000	7.2
Burton G. Malkiel	19,375	2,000	—	(21,375)	—	—
Pernille Erenbjerg	—	—	—	—	—	—
Paolo Paoletti	637	—	—	—	637	0.6
Rolf Hoffmann	—	1,050	—	—	1,050	1.1
Deirdre P. Connelly	—	—	—	—	—	—
Peter Storm Kristensen	—	—	—	—	—	—
Rick Hibbert	—	—	—	—	—	—
Daniel J. Bruno	—	—	—	—	—	—
	37,012	3,050	—	(21,375)	18,687	19.2
Executive Management
Jan van de Winkel	602,500	37,500	—	—	640,000	658.6
David A. Eatwell	2,500	15,000	—	—	17,500	18.0
Judith Klimovsky	—	—	—	—	—	—

	605,000	52,500	—	—	657,500	676.6
Total	642,012	55,550	—	(21,375)	676,187	695.8

*Market value is based on the closing price of the parent company's shares on the NASDAQ Copenhagen A/S at the balance sheet date or the last trading day prior to the balance sheet date.

								Weighted average
							Black – Scholes	exercise price
	December 31,					December 31,	value warrants	outstanding
Number of warrants held	2018	Granted	Exercised	Expired	Transfers	2019	granted in 2019	warrants
							(DKK million)
Board of Directors
Mats Pettersson	26,250	—	(6,250)	—	—	20,000	—	225.90
Anders Gersel Pedersen	29,000	—	(9,000)	—	—	20,000	—	133.16
Pernille Erenbjerg	—	—	—	—	—	—	—	—
Paolo Paoletti	—	—	—	—	—	—	—	—
Rolf Hoffmann	—	—	—	—	—	—	—	—
Deirdre P. Connelly	—	—	—	—	—	—	—	—
Peter Storm Kristensen*	2,515	368	(500)	—	—	2,383	0.2	928.96
Rick Hibbert**	876	—	—		(876)	—	—	—
Mijke Zachariasse*	—	351	—	—	557	908	0.2	1,352.72
Daniel J. Bruno*	15,837	3,206	—	—	—	19,043	1.4	1,038.68

	74,478	3,925	(15,750)	—	(319)	62,334	1.8	487.74

Executive Management
Jan van de Winkel	108,068	—	(42,400)	—	—	65,668	—	1,060.39
David A. Eatwell	335,201	—	(90,000)	—	—	245,201	—	264.91
Judith Klimovsky	36,932	—	—	—	—	36,932	—	1,118.99

	480,201	—	(132,400)	—	—	347,801	—	505.80

Total	554,679	3,925	(148,150)	—	(319)	410,135	1.8	503.05

* Each employee-elected Board Member was granted warrants as an employee of Genmab A/S or its subsidiaries.

** Stepped down from the Board of Directors at the Annual General Meeting in March 2019.

								Weighted average
							Black – Scholes	exercise price
	December 31,					December 31,	value warrants	outstanding
Number of warrants held	2017	Granted	Exercised	Expired	Transfers	2018	granted in 2018	warrants
							(DKK million)
Board of Directors
Mats Pettersson	38,750	—	(12,500)	—	—	26,250	—	207.23
Anders Gersel Pedersen	32,750	—	(3,750)	—	—	29,000	—	116.83
Pernille Erenbjerg	—	—	—	—	—	—	—	—
Paolo Paoletti	—	—	—	—	—	—	—	—
Rolf Hoffmann	—	—	—	—	—	—	—	—
Deirdre P. Connelly	—	—	—	—	—	—	—	—
Peter Storm Kristensen	2,515	—	—	—	—	2,515	—	663.38
Rick Hibbert*	1,451	350	(925)	—	—	876	0.1	998.81
Daniel J. Bruno*	16,776	2,811	(3,750)	—	—	15,837	1.0	922.01

	92,242	3,161	(20,925)	—	—	74,478	1.1	348.74

Executive Management
Jan van de Winkel	164,802	23,266	(80,000)	—	—	108,068	8.5	748.36
David A. Eatwell	373,056	12,145	(50,000)	—	—	335,201	4.4	215.41
Judith Klimovsky	21,879	15,053	—	—	—	36,932	5.5	1,118.99

	559,737	50,464	(130,000)	—	—	480,201	18.5	404.84

Total	651,979	53,625	(150,925)	—	—	554,679	19.6	397.31

* Each employee-elected Board Member was granted warrants as an employee of Genmab A/S or its subsidiaries.

								Weighted average
							Black – Scholes	exercise price
	December 31,					December 31,	value warrants	outstanding
Number of warrants held	2016	Granted	Exercised	Expired	Transfers	2017	granted in 2017	warrants
							(DKK million)
Board of Directors
Mats Pettersson	38,750	—	—	—	—	38,750	—	187.96
Anders Gersel Pedersen	54,000	—	(21,250)	—	—	32,750	—	108.80
Burton G. Malkiel	14,500	—	(4,500)	—	(10,000)	—	—	—
Pernille Erenbjerg	—	—	—	—	—	—	—	—
Paolo Paoletti	—	—	—	—	—	—	—	—
Rolf Hoffmann	—	—	—	—	—	—	—	—
Deirdre P. Connelly	—	—	—	—	—	—	—	—
Peter Storm Kristensen*	1,917	598	—	—	—	2,515	0.2	663.38
Rick Hibbert*	1,962	239	(750)	—	—	1,451	0.1	531.65
Daniel J. Bruno*	18,613	3,288	(5,125)	—	—	16,776	1.1	799.19

	129,742	4,125	(31,625)	—	(10,000)	92,242	1.4	289.39

Executive Management
Jan van de Winkel	392,841	24,461	(252,500)	—	—	164,802	8.2	455.68
David A. Eatwell	484,577	13,479	(125,000)	—	—	373,056	4.6	183.50
Judith Klimovsky	—	21,879	—	—	—	21,879	8.5	1,183.65

	877,418	59,819	(377,500)	—	-	559,737	21.3	302.73

Total	1,007,160	63,944	(409,125)	—	(10,000)	651,979	22.7	300.84

						Fair value
						RSUs
	December 31,				December 31,	granted in
Number of RSUs held	2018	Granted	Settled	Transfers	2019	2019
						(DKK million)
Board of Directors
Mats Pettersson	3,298	495	(957)	—	2,836	0.8
Anders Gersel Pedersen	2,278	247	(718)	—	1,807	0.4
Pernille Erenbjerg	1,649	247	(478)	—	1,418	0.4
Paolo Paoletti	1,649	247	(478)	—	1,418	0.4
Rolf Hoffmann	1,899	247	—	—	2,146	0.4
Deirdre P. Connelly	2,094	371	—	—	2,465	0.6
Peter Storm Kristensen*	1,481	351	—	—	1,832	0.6
Rick Hibbert**	1,439	—	—	(1,439)	—	—
Mijke Zachariasse*	—	346	—	188	534	0.6
Daniel J. Bruno*	4,340	1,157	—	—	5,497	1.8
	20,127	3,708	(2,631)	(1,251)	19,953	6.0
Executive Management
Jan van de Winkel	33,505	15,479	(11,387)	—	37,597	24.9
David A. Eatwell	20,068	—	(7,693)	—	12,375	—
Judith Klimovsky	12,579	10,314	—	—	22,893	16.7
	66,152	25,793	(19,080)	—	72,865	41.6
Total	86,279	29,501	(21,711)	(1,251)	92,818	47.6

* Each employee-elected Board Member was granted 247 RSUs as a member of the Board of Directors. The remaining RSUs were granted as an employee of Genmab A/S or its subsidiaries.

** Stepped down from the Board of Directors at the Annual General Meeting in March 2019.

						Fair value
						RSUs
	December 31,				December 31,	granted in
Number of RSUs held	2017	Granted	Settled	Transfers	2018	2018
						(DKK million)
Board of Directors
Mats Pettersson	4,818	780	(2,300)	—	3,298	0.8
Anders Gersel Pedersen	3,613	390	(1,725)	—	2,278	0.4
Pernille Erenbjerg	3,959	390	(2,700)	—	1,649	0.4
Paolo Paoletti	3,959	390	(2,700)	—	1,649	0.4
Rolf Hoffmann	1,509	390	—	—	1,899	0.4
Deirdre P. Connelly	1,509	585	—	—	2,094	0.6
Peter Storm Kristensen*	1,091	390	—	—	1,481	0.4
Rick Hibbert*	924	515	—	—	1,439	0.5
Daniel J. Bruno*	2,946	1,394	—	—	4,340	1.4
	24,328	5,224	(9,425)	—	20,127	5.4
Executive Management
Jan van de Winkel	47,597	8,308	(22,400)	—	33,505	8.5
David A. Eatwell	29,056	4,337	(13,325)	—	20,068	4.4
Judith Klimovsky	7,204	5,375	—	—	12,579	5.5
	83,857	18,020	(35,725)	—	66,152	18.5
Total	108,185	23,244	(45,150)	—	86,279	23.8

* Each employee-elected Board Member was granted 390 RSUs as a member of the Board of Directors. The remaining RSUs were granted as an employee of Genmab A/S or its subsidiaries.

						Fair value
						RSUs
	December 31,				December 31,	granted in
Number of RSUs held	2016	Granted	Settled	Transfers	2017	2017
						(DKK million)
Board of Directors
Mats Pettersson	4,043	775	—	—	4,818	0.8
Anders Gersel Pedersen	3,032	581	—	—	3,613	0.6
Burton G. Malkiel	2,021	—	—	(2,021)	—	—
Pernille Erenbjerg	3,571	388	—	—	3,959	0.4
Paolo Paoletti	3,571	388	—	—	3,959	0.4
Rolf Hoffmann	—	1,509	—	—	1,509	2.0
Deirdre P. Connelly	—	1,509	—	—	1,509	2.0
Peter Storm Kristensen*	508	583	—	—	1,091	0.6
Rick Hibbert*	458	466	—	—	924	0.5
Daniel J. Bruno*	1,484	1,462	—	—	2,946	1.5
	18,688	7,661	—	(2,021)	24,328	8.8
Executive Management
Jan van de Winkel	39,606	7,991	—	—	47,597	8.2
David A. Eatwell	24,652	4,404	—	—	29,056	4.5
Judith Klimovsky	—	7,204	—	—	7,204	8.5
	64,258	19,599	—	—	83,857	21.3
Total	82,946	27,260	—	(2,021)	108,185	30.1

* Each employee-elected Board Member was granted 388 RSUs as a member of the Board of Directors. The remaining RSUs were granted as an employee of Genmab A/S or its subsidiaries.

Following Genmab A/S’ Annual General Meeting on March 29, 2019, the Board of Directors is comprised of five independent directors, one non-independent director, and three employee-elected directors. Mats Pettersson, Dr. Anders Gersel Pedersen, Deirdre P. Connelly, Pernille Erenbjerg, Rolf Hoffmann and Dr. Paolo Paoletti were re-elected to the Board of Directors for a one year period. Peter Storm Kristensen, Mijke Zachariasse and Dan Bruno were elected to the Board of Directors by the employees for a three year period. Dr. Rick Hibbert stepped down from the Board of Directors. The reclassification of the employee elected board members’ shares and share-based instruments is shown in the transferred column of the tables above. The Board of Directors convened and constituted itself with Mats Pettersson as Chairman and Deirdre P. Connelly as Deputy Chairman.

Other than the remuneration to the Board of Directors and the Executive Management and the transactions detailed in the tables above, no other significant transactions with the Board of Directors or the Executive Management took place during 2019.

5.2—Related Party Disclosures

Genmab’s related parties are the parent company’s Board of Directors, Executive Management, and close members of the family of these persons.

Transactions with the Board of Directors and Executive Management

Genmab has not granted any loans, guarantees, or other commitments to or on behalf of any of the members of the Board of Directors or Executive Management. Other than the remuneration and other transactions relating to the Board of Directors and Executive Management described in note 5.1, no other significant transactions have taken place with the Board of Directors or the Executive Management during 2019,  2018 or 2017.

5.3—Company Overview

Genmab A/S (parent company) holds investments either directly or indirectly in the following subsidiaries:

		Ownership and	Ownership and
		votes	votes
Name	Domicile	2019	2018
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	—

5.4—Commitments

Guarantees and Collaterals

There were no bank guarantees as of December 31, 2019 or 2018.

Other Purchase Obligations

The group has entered into a number of agreements primarily related to research and development activities. These short term contractual obligations amounted to DKK 564 million as of December 31, 2019, all of which is due in less than two years (2018: DKK 787 million).

We also have certain contingent commitments under our license and collaboration agreements that may become due for future payments. As of December 31, 2019, these contingent commitments amounted to approximately DKK 9,520 million in potential future development, regulatory and commercial milestone payments to third parties under license and collaboration agreements for our pre-clinical and clinical-stage development programs as compared to DKK 5,595 million as of December 31, 2018. These milestone payments generally become due and payable only upon the achievement of certain development, clinical, regulatory or commercial milestones. The events triggering such payments or obligations have not yet occurred.

In addition to the above obligations, we enter into a variety of agreements and financial commitments in the normal course of business. The terms generally allow us the option to cancel, reschedule and adjust our requirements based on our business needs prior to the delivery of goods or performance of services. It is not possible to predict the maximum potential amount of future payments under these agreements due to the conditional nature of our obligations and the unique facts and circumstances involved in each particular agreement.

5.5—Contingent Assets, Contingent Liabilities and Subsequent Events

Contingent Assets and Liabilities

License and Collaboration Agreements

We are entitled to potential milestone payments and royalties on successful commercialization of products developed under license and collaboration agreements with our partners. Since the size and timing of such payments are uncertain until the milestones are reached, the agreements may qualify as contingent assets. However, it is impossible to measure the value of such contingent assets, and, accordingly, no such assets have been recognized.

As part of the license and collaboration agreements that Genmab has entered into, once a product is developed and commercialized, Genmab may be required to make milestone and royalty payments. It is impossible to measure the value of such future payments, but Genmab expects to generate future income from such products which will exceed any milestone and royalty payments due, and accordingly no such liabilities have been recognized.

Derivative Financial Instruments

Genmab has entered into an International Swaps and Derivatives Association master agreement.

The master agreement with Genmab’s financial institution counterparty also includes a credit support annex which contains provisions that require Genmab to post collateral should the value of the derivative liabilities exceed DKK 50 million (2018: DKK 50 million). As of December 31, 2019 and 2018, Genmab has not been required to post any collateral. There were no outstanding receivables related to derivative financial instruments as of December 31, 2019 or 2018.

In addition, the agreement requires Genmab to maintain a cash position of DKK 258.5 million at all times or the counterparty has the right to terminate the agreement. Upon termination, the DKK 50 million (2018: DKK 50 million) threshold amount is no longer applicable and the value of the derivative liability, if any, could be due to the counterparty upon request.

Legal Matter – MorphoSys Patent Infringement Complaint

In April 2016, MorphoSys filed a complaint at the U.S. District Court of Delaware against Genmab and Janssen Biotech, Inc. for patent infringement based on activities relating to the manufacture, use and sale of DARZALEX in the United States, which was subsequently amended to include two additional MorphoSys patents.  In addition, a further claim by Janssen and us that the three MorphoSys patents were unenforceable due to inequitable conduct by MorphoSys was included in the case. On January 25, 2019, the District Court ruled on summary judgment that the three MorphoSys patents were invalid for lack of enablement.  MorphoSys had the opportunity to appeal the District Court’s decision.  On January 31, 2019, MorphoSys dismissed its infringement claims against us and Janssen, and we and Janssen, in turn, dismissed our inequitable conduct claims against MorphoSys.  As such, there will be no further proceedings in the case.

Change of Control

In the event of a change of control, change of control clauses are included in some of our collaboration, development and license agreements as well as in service agreements for certain employees.

Collaboration, Development and License Agreements

We have entered into collaboration, development and license agreements with external parties, which may be subject to renegotiation in case of a change of control event in Genmab A/S. However, any changes in the agreements are not expected to have significant influence on our financial position.

Service Agreements with Executive Management and Employees

The service agreements with each member of the Executive Management may be terminated by Genmab with no less than 12 months’ notice and by the member of the Executive Management with no less than six months’ notice. In the event of a change of control of Genmab, the termination notice due to the member of the Executive Management is extended to 24 months. In the event of termination by Genmab (unless for cause) or by a member of Executive Management as a result of a change of control of Genmab, Genmab is obliged to pay a member of Executive Management a compensation equal to his/her existing total salary (including benefits) for up to two years in addition to the notice period. In case of a change of control event and the termination of service agreements of the Executive Management, the total impact on our financial position is estimated to approximately DKK 106 million as of December 31, 2019 (2018: DKK 98 million).

In addition, Genmab has entered into service agreements with 22 (2018: 26) current employees according to which Genmab may become obliged to compensate the employees in connection with a change of control of Genmab. If Genmab as a result of a change of control terminates the service agreement without cause, or changes the working conditions to the detriment of the employee, the employee shall be entitled to terminate the employment relationship without further cause with one month’s notice in which case Genmab shall pay the employee a compensation equal to one-half, one or two times the employee’s existing annual salary (including benefits). In case of the change of control event and the termination of all 22 service agreements the total impact on our financial position is estimated to approximately DKK 75 million as of December 31, 2019 (2018: DKK 81 million). Please refer to note 4.6 for additional information regarding change of control clauses related to share-based instruments granted to the Executive Management and employees.

Subsequent Events

No events have occurred subsequent to the balance sheet date that could significantly affect the financial statements as of December 31, 2019.

Accounting Policies

Contingent Assets and Liabilities

Contingent assets and liabilities are assets and liabilities that arose from past events but whose existence will only be confirmed by the occurrence or non-occurrence of future events that are beyond Genmab’s control.

Contingent assets and liabilities are not to be recognized in the financial statements, but are disclosed in the notes.

5.6—Fees to Auditors Appointed at the Annual General Meeting

(DKK million)	2019	2018	2017
PricewaterhouseCoopers
Audit services	1.9	1.1	1.1
Audit-related services	2.3	0.1	0.4
Tax and VAT services	0.5	0.4	0.7
Other services	2.4	0.1	—
Total	7.1	1.7	2.2

Fees for other services than statutory audit of the financial statements provided by PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab amounted to DKK 5.2 million (DKK 0.6 million in 2018 and DKK 1.1 million in 2017). Other services than statutory audit of the financial statements comprise services relating to Genmab’s IPO on the Nasdaq in the U.S., tax and VAT compliance, agreed-upon procedures, opinions relating to grants, educational training and accounting advice.

5.7—Adjustments to Cash Flow Statement

(DKK million)	Note	2019	2018	2017
Adjustments for non-cash transactions:
Depreciation, amortization and impairment	3.1, 3.2	139	88	70
Share-based compensation expenses	2.3, 4.6	147	91	76
Other		5	—	—
Total adjustments for non-cash transactions		291	179	146

Changes in working capital:
Receivables		(1,658)	(768)	270
Deferred income		—	—	(77)
Other payables		440	134	47
Total changes in working capital		(1,218)	(634)	240

5.8—Collaborations and Technology Licenses

Our Collaborations

We enter into collaborations with biotechnology and pharmaceutical companies to advance the development and commercialization of our product candidates and to supplement our internal pipeline. We seek collaborations that will allow us to retain significant future participation in product sales through either profit-sharing or royalties paid on net sales. Below is an overview of some of our collaborations that have had a significant impact or that we expect may in the near term have a significant impact on our financial results.

Collaboration with Janssen (Daratumumab/DARZALEX)

In August 2012, we entered into a global license, development, and commercialization agreement with Janssen for daratumumab (marketed as DARZALEX for the treatment of MM). Under this agreement, Janssen is fully responsible for developing and commercializing daratumumab and all costs associated therewith. We receive tiered royalty payments between 12% and 20% based on Janssen’s annual net product sales. The royalties payable by Janssen are limited in time and subject to reduction on a country-by-country basis for customary reduction events, including upon patent expiration or invalidation in the relevant country and upon the first commercial sale of a biosimilar product in the relevant country (for as long as the biosimilar product remains for sale in that country). Pursuant to the terms of the agreement, Janssen’s obligation to pay royalties under this agreement will expire on a country-by-country basis on the later of the date that is 13 years after the first sale of daratumumab in such country or upon the expiration of the last-to-expire relevant product patent (as defined in the agreement) covering daratumumab in such country. We are also eligible to receive certain additional payments in connection with development, regulatory and sales milestones.

Sales of DARZALEX have grown since it received its first marketing approval in the United States in 2015. In the fourth quarter of 2019, we moved from the 18% royalty tier (applicable to net sales exceeding $2.0 billion in a calendar year) to the royalty tier of 20% on the portion of net 2019 sales exceeding $3.0 billion. The total amount of potential milestone payments under the contract is approximately $1,015 million, and to date, we have recorded approximately $835 million in milestone payments from Janssen and could be entitled to receive up to $180 million in further payments if certain additional milestones are met.

Collaboration with Novartis (Ofatumumab)

Ofatumumab is commercialized by Novartis under a co-development and collaboration agreement with us, which it acquired from GSK in 2015. Under the agreement with Novartis, we are entitled to royalties of 20% of worldwide net sales of ofatumumab for the treatment of cancer and 10% of worldwide net sales for non-cancer treatments, as well as certain potential regulatory and sales milestones, of which only certain sales milestones remain. Novartis is fully responsible for all costs associated with developing and commercializing ofatumumab.

Collaboration with Seattle Genetics (Tisotumab vedotin)

In October 2011, we entered into a license and collaboration agreement with Seattle Genetics. In August 2017, Seattle Genetics exercised an option it was granted pursuant to this agreement to co-develop and co-commercialize tisotumab vedotin with us. All costs and profits for tisotumab vedotin will be shared on a 50:50 basis.

Our cost-sharing arrangement with Seattle Genetics in respect of the co-development and co-commercialization of tisotumab vedotin is such that, from time to time, one partner may be required to bear certain costs in furtherance of the collaboration for which it would be entitled to seek reimbursement of 50% of the costs from the other partner. Such reimbursements may not be immediate or may be offset by other costs incurred or profits received by one or both partners. As a result, we may incur costs for which we are not ultimately responsible, and this may affect our working capital, liquidity and availability of resources for other projects. On the other hand, we may also be responsible for reimbursing Seattle Genetics in respect of the portion of its spending in furtherance of the collaboration for which we are responsible. In addition, we record all development expenses incurred by us in connection with this collaboration as research and development expenses, while reimbursements received from Seattle Genetics related to such development expenses are recorded in revenue as reimbursement income.

Collaboration with BioNTech (DuoBody-PD-L1x4‑1BB and DuoBody-CD40x4‑1BB)

In May 2015, we entered an agreement with BioNTech to jointly research, develop and commercialize bispecific antibody products using our DuoBody technology platform and antibodies. If BioNTech and us jointly select any product candidates for clinical development, development costs and product ownership will be shared equally going forward. If one of the companies does not wish to move a product candidate forward, the other company is entitled to continue developing the product on predetermined licensing terms. The agreement also includes provisions which will allow the parties to opt out of joint development at key points. Two product candidates are currently in development in connection with this agreement, DuoBody-PD-L1x4‑1BB and DuoBody-CD40x4‑1BB. We submitted CTAs for these products in 2019 and dosed the first patient in a Phase I/II study for DuoBody-PD-L1x4‑1BB in May 2019 and dosed the first patient in a Phase I/II for DuoBody-CD40x4‑1BB in September 2019.

Our cost sharing arrangement with BioNTech is similar to the one with Seattle Genetics described above with respect to tisotumab vedotin.

In-Licensed Technology

While not material in 2018 or in 2019, in the future, our results and financial condition could be affected by milestone payments and royalties related to technology we have licensed or acquired. This includes payments under our asset purchase agreement with IDD Biotech in connection with our development of HexaBody-DR5/DR5, our ADC license agreement with Seattle Genetics in connection with our enapotamab vedotin antibody and our research, collaboration and exclusive license agreement with Immatics to discover and develop next-generation bispecific immunotherapies to target multiple cancer indications.

Collaboration with CureVac

During December 2019, Genmab entered into a research collaboration and license agreement with CureVac AG. The strategic partnership will focus on the research and development of differentiated mRNA-based antibody products by combining CureVac’s mRNA technology and know-how with Genmab’s proprietary antibody technologies and expertise.

Under the terms of the agreement Genmab will provide CureVac with a $10 million upfront payment. The companies will collaborate on research to identify an initial product candidate and CureVac will contribute a portion of the overall costs for the development of this product candidate, up to the time of an Investigational New Drug Application. Genmab would thereafter be fully responsible for the development and commercialization of the potential product, in exchange for $280 million in development, regulatory and commercial milestones and tiered royalties in the range from mid-single to low-double digits to CureVac. The agreement also includes three additional options for Genmab to obtain commercial licenses to CureVac’s mRNA technology at pre-defined terms, exercisable within a five-year period. If Genmab exercises any of these options, it would fund all research and would develop and commercialize any resulting product candidates with CureVac eligible to receive between $275 million and $368 million in development, regulatory and commercial milestone payments for each product, dependent on the specific product concept. In addition, CureVac is eligible to receive tiered royalties in the range from mid-single digits up to low double digits per product. CureVac would retain an option to participate in development and/or commercialization of one of the potential additional programs under pre-defined terms and conditions. Further, Genmab made a €20 million equity investment in CureVac. Refer to note 3.4 for additional information regarding Genmab’s equity investment in CureVac.

Collaboration with Immatics

In July 2018, Genmab entered into a research collaboration and exclusive license agreement with Immatics Biotechnologies GmbH (Immatics) to discover and develop next-generation bispecific immunotherapies to target multiple cancer indications. Genmab received an exclusive license to three proprietary targets from Immatics, with an option to license up to two additional targets at predetermined economics. Under the terms of the agreement, Genmab paid Immatics an upfront fee of $54 million and Immatics is eligible to receive up to $550 million in development, regulatory and commercial milestone payments for each product, as well as tiered royalties on net sales.